Financial Instruments, Risk Management and Capital Management - Summary of Carrying Amounts of the Groups Foreign Currency Denominated Monetary Assets and Monetary Liabilities (Detail) - RUB (₽)
₽ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Carrying Amounts Of The Groups Foreign Currency Denominated Monetary Assets And Monetary Liabilities [Line Items]
Assets	₽ 154,608	₽ 38,435
Liabilities	(75,351)	(37,618)
USD [Member]
Disclosure Of Carrying Amounts Of The Groups Foreign Currency Denominated Monetary Assets And Monetary Liabilities [Line Items]
Assets	68,224	148
Liabilities	(314)	(32)
Net position	67,910	116
EUR [Member]
Disclosure Of Carrying Amounts Of The Groups Foreign Currency Denominated Monetary Assets And Monetary Liabilities [Line Items]
Assets	58	34
Liabilities	(94)	(27)
Net position	₽ (36)	₽ 7